Loans Receivable (excluding Covered Loans) - Schedule of Loans Receivable (excluding Covered Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,669,717	$ 7,990,545
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	112,347	116,741	133,147
Loans in process	346,172	275,577
Discount on acquired loans	25,391	34,143
Deferred net origination fees	37,485	36,054
Charges against loans receivable	521,395	462,515
Loans receivable, net	8,148,322	7,528,030
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,572,244	5,373,950
Ratio of type of loan to total loans receivable	64.20%	67.30%
Allowance for probable losses	62,763	64,184	81,815
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,060	130,778
Ratio of type of loan to total loans receivable	1.60%	1.60%
Allowance for probable losses	6,742	8,407	12,060
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	385,824	302,722
Ratio of type of loan to total loans receivable	4.50%	3.80%
Allowance for probable losses	1,695	882	347
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	80,359	81,660
Ratio of type of loan to total loans receivable	0.90%	1.10%
Allowance for probable losses	5,592	9,165	15,598
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	111,130	124,984
Ratio of type of loan to total loans receivable	1.30%	1.50%
Allowance for probable losses	3,077	3,552	4,937
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	920,285	835,598
Ratio of type of loan to total loans receivable	10.60%	10.50%
Allowance for probable losses	4,248	3,816	5,280
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	752,957	625,293
Ratio of type of loan to total loans receivable	8.70%	7.90%
Allowance for probable losses	7,548	5,595	1,956
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	434,088	326,450
Ratio of type of loan to total loans receivable	5.00%	4.00%
Allowance for probable losses	16,527	16,614	7,626
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	134,455	133,631
Ratio of type of loan to total loans receivable	1.60%	1.60%
Allowance for probable losses	928	1,002	965
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	138,315	55,479
Ratio of type of loan to total loans receivable	1.60%	0.70%
Allowance for probable losses	3,227	3,524	2,563
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,409,022	7,641,266
Ratio of type of loan to total loans receivable	97.20%	95.60%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,560,203	5,359,149
Ratio of type of loan to total loans receivable	64.10%	67.10%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,060	130,778
Ratio of type of loan to total loans receivable	1.60%	1.60%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	385,824	302,722
Ratio of type of loan to total loans receivable	4.50%	3.80%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	77,832	77,775
Ratio of type of loan to total loans receivable	0.90%	1.10%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	108,623	121,671
Ratio of type of loan to total loans receivable	1.30%	1.50%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	917,286	831,684
Ratio of type of loan to total loans receivable	10.60%	10.40%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	591,336	414,961
Ratio of type of loan to total loans receivable	6.90%	5.10%
Non-acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	379,226	243,199
Ratio of type of loan to total loans receivable	4.40%	3.00%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	116,042	112,186
Ratio of type of loan to total loans receivable	1.40%	1.40%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	132,590	47,141
Ratio of type of loan to total loans receivable	1.50%	0.60%
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	184,188	250,379
Ratio of type of loan to total loans receivable	2.00%	3.10%
Acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,716	14,468
Ratio of type of loan to total loans receivable	0.10%	0.20%
Acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	905	1,489
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,507	3,313
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,999	3,914
Ratio of type of loan to total loans receivable	0.00%	0.10%
Acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	97,898	133,423
Ratio of type of loan to total loans receivable	1.10%	1.70%
Acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	54,219	75,326
Ratio of type of loan to total loans receivable	0.60%	0.90%
Acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,274	10,179
Ratio of type of loan to total loans receivable	0.10%	0.10%
Acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,670	8,267
Ratio of type of loan to total loans receivable	0.10%	0.10%
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	76,507	98,900
Ratio of type of loan to total loans receivable	0.80%	1.30%
Credit-impaired acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	325	333
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,622	2,396
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,723	76,909
Ratio of type of loan to total loans receivable	0.70%	1.10%
Credit-impaired acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	643	7,925
Ratio of type of loan to total loans receivable	0.00%	0.10%
Credit-impaired acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,139	11,266
Ratio of type of loan to total loans receivable	0.10%	0.10%
Credit-impaired acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 55	$ 71
Ratio of type of loan to total loans receivable	0.00%	0.00%